                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-04760

                              SCUDDER ADVISOR FUNDS
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       3/31/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder PreservationPlus Income Fund

Semiannual Report to Shareholders

March 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder PreservationPlus
Income Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

PreservationPlus Income Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests primarily in fixed income securities. Management enters into wrapper agreements, which are contracts with financial institutions such as insurance companies and banks, that are designed to permit the portfolio, under most circumstances, to maintain a constant share price. Wrapper agreements are designed to offset the fluctuations in prices normally associated with fixed-income securities. Thus, if the market value of a portfolio of fixed-income securities falls below the book value of those securities due to general market conditions, the wrapper provider may become obligated to pay the difference to the portfolio. Conversely, should the market value of the portfolio rise above the book value, the portfolio may become obligated to pay the difference to the wrapper provider. The fund seeks to maintain a constant $10.00 per share net asset value. The fund is not a money market fund, and there can be no assurance that the fund will be able to maintain a stable value per share. Additionally, derivatives may be more volatile and less liquid than traditional securities and the fund could suffer losses on its derivatives positions. Please read the fund's prospectus for specific details regarding this fund's risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary March 31, 2004

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 2.75%. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a contingent deferred sales charge (CDSC) of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Investment Class shares are not subject to sales charges.

The investment advisor and administrator have voluntarily agreed to waive their fees and/or reimburse expenses. This waiver may be terminated or adjusted at any time without notice. Returns and rankings during all periods shown reflect this and other non-voluntary fee and/or expense waivers. Without these waivers/reimbursement, returns would have been lower and any rankings/ratings might have been less favorable.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

Performance excludes the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected.

The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that the Fund will be able to maintain a stable net asset value per share. The Fund holds fixed income securities, money market instruments, futures, options and other instruments and enters into Wrapper Agreements with insurance companies, banks and other financial institutions. These Wrapper Agreements are intended to stabilize the net asset value per share. Please see the prospectus for more information on these Wrapper Agreements.

Returns shown for Class A shares prior to November 29, 2002 and for Class C shares prior to February 3, 2003 are derived from the historical performance of the Investment Class shares of the Scudder PreservationPlus Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 3/31/04
Scudder PreservationPlus Income Fund	6-Month++	1-Year	3-Year	5-Year	Life of Fund*
Investment Class	2.08%	4.08%	4.88%	5.53%	5.52%
Class A	1.95%	3.82%	4.61%	5.27%	5.25%
Class C	1.57%	3.05%	3.83%	4.48%	4.45%
Lehman 1-3 Year US Government/Credit Index+	1.43%	3.12%	5.32%	5.89%	5.75%
iMoneyNet First-Tier Retail Money Funds Average++	.19%	.42%	1.31%	2.90%	2.94%
Wrapped Lehman Intermediate Aggregate Bond Index+++	2.40%	5.06%	5.61%	5.73%	5.72%

Sources: Lipper Inc., Deutsche Asset Management, Inc., Aegon N.V. and iMoneyNet

++ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on December 23, 1998. Index returns begin December 31, 1998.
Net Asset Value and Distribution Information
	Class A	Class C	Investment Class
Net Asset Value: 3/31/04	$ 10.00	$ 10.00	$ 10.00
9/30/03	$ 10.00	$ 10.00	$ 10.00
Distribution Information: Six Months: Income Dividends as of 3/31/04	$ .19	$ .16	$ .21
Capital Gains Distributions++++ as of 3/31/04	$ .16	$ .16	$ .16
March Income Dividend	$ .0361	$ .0297	$ .0382

++++ The Fund declared a capital gain distribution of $.16 per share and a corresponding reverse stock split of .984 per share.
Investment Class Lipper Rankings - Intermediate Investment Grade Debt Funds Category as of 3/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	363	of	435	84
3-Year	320	of	337	95
5-Year	208	of	241	86

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested. Rankings are for Investment Class shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

[] Scudder PreservationPlus Income Fund - Investment Class

[] Scudder PreservationPlus Income Fund - Class A

[] Lehman 1-3 Year US Government/Credit Index+
[] iMoneyNet First-Tier Retail Money Funds Average++
[] Wrapped Lehman Intermediate Aggregate Bond Index+++

Yearly periods ended March 31

Class A shares' growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

* The Fund commenced operations on December 23, 1998. Index returns begin December 31, 1998.
Comparative Results (Adjusted for Maximum Sales Charge) as of 3/31/04
Scudder PreservationPlus Income Fund		1-Year	3-Year	5-Year	Life of Fund*
Investment Class	Growth of $10,000	$10,408	$11,535	$13,090	$13,271
	Average annual total return	4.08%	4.88%	5.53%	5.52%
Class A	Growth of $10,000	$10,097	$11,135	$12,572	$12,736
	Average annual total return	.97%	3.65%	4.68%	4.69%
Class C	Growth of $10,000	$10,305	$11,194	$12,451	$12,582
	Average annual total return	3.05%	3.83%	4.48%	4.45%
Lehman 1-3 Year US Government/ Credit Index+	Growth of $10,000	$10,312	$11,681	$13,315	$13,410
	Average annual total return	3.12%	5.32%	5.89%	5.75%
iMoneyNet First-Tier Retail Money Funds Average++	Growth of $10,000	$10,042	$10,397	$11,528	$11,696
	Average annual total return	.42%	1.31%	2.90%	2.94%
Wrapped Lehman Intermediate Aggregate Bond Index+++	Growth of $10,000	$10,506	$11,780	$13,215	$13,390
	Average annual total return	5.06%	5.61%	5.73%	5.72%

The growth of $10,000 is cumulative.

* The Fund commenced operations on December 23, 1998. Index returns begin December 31, 1998.
+ Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.
++ iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.
+++ Wrapped Lehman Intermediate Aggregate Bond Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Bond Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.20%. This benchmark more closely reflects the market sector in which the Fund invests.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Scudder PreservationPlus Income Fund was the first SEC-registered mutual fund specifically designed as an investment alternative for individuals with IRAs previously invested in bond funds, money market funds, savings accounts and CDs, as well as rollovers from retirement programs invested in traditional GIC commingled funds and other stable value products.1 It is well worth noting that until this fund was introduced in December 1998, the only alternative retirement plan rollovers had for their conservative, stable value assets was money market funds. The PreservationPlus Income Fund seeks to provide a high income while maintaining a stable value per share. The fund is offered to Traditional IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension IRAs (SEP IRAs), Savings Incentive Match Plan for Employees (SIMPLE IRAs) and Keogh plans. The Fund closed to new investors on November 5, 2003.

1 Unlike CDs and bank savings accounts, shares of the fund are not deposits or obligations of, or guaranteed by any bank and the shares are not federally insured or guaranteed by the US government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. In addition, unlike the fund, CDs and bank savings accounts generally offer a fixed rate of return.

In the following interview, New York-based Portfolio Managers John Axtell, Eric Kirsch, Sean McCaffrey and Robert Wang discuss the fund's strategy and the market environment during the 6-month period ended March 31, 2004.

Q: How did Scudder PreservationPlus Income Fund perform during its semiannual period ended March 31, 2004?

A: Scudder PreservationPlus Income Fund produced a total return of 1.95% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) for the semiannual period ended March 31, 2004. (Please see pages 3 through 5 for the performance of other share classes and more complete performance information.) The Lehman 1-3 Year US Government/Credit Index produced a total return of 1.43% for the same period. Past performance is no guarantee of future results.

The fund delivered on its objective to maintain a stable share price each day during the period. The fund also produced strong returns relative to other conservative investments, such as the iMoneyNet First Tier Retail Money Fund Average, which returned 0.19% for the six-months ended March 31, 2004.

PreservationPlus Income Fund received a 5-star Overall Morningstar Rating™ as of 3/31/04. There were 69 funds in the ultrashort bond fund category for the overall rating period.

Source: Morningstar, Inc. The rating above and the following ratings are for Class INV shares, the fund's oldest share class; Class A share ratings are not yet available. Class INV share ratings do not reflect adjustments for higher operating expenses and sales charges and might have been less favorable if they did. Morningstar ratings are based on risk-adjusted performance. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its applicable 3-, 5- and 10-year Morningstar Rating metrics. The fund's Class INV shares were rated 5 stars for the 3-year and 5 stars for the 5-year periods ending 3/31/04. For these time periods, there were 69 and 46 US-domiciled funds, respectively, in the Ultrashort Bond category. There were 69 funds in this category for the Overall Rating period.2

2 © 2004 Morningstar, Inc. All rights reserved. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this rating. For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The fund maintained a high average quality portfolio. Measuring using Standard & Poor's ratings, the average credit quality of investments in the fund was AA+ at the end of the semiannual period.3 The fund's average duration at the end of the period was 2.57 years, as the portfolio maintained its conservative stance in the face of a rising interest-rate environment.

3 The ratings of Standard & Poor's Corporation (S&P) represent this company's opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

The fund was primarily diversified across the major sectors of the investment-grade fixed-income market. As of March 31, 2004, the portfolio was invested 20.1% in corporate bonds, 54.4% in mortgage-backed securities, 8.3% in asset-backed securities, 6.9% in US Treasuries, 2.5% in agencies, 7.8% in Scudder High Income Plus Fund and a net of 0.0% in cash equivalents and other investments, including futures contracts and Wrapper Agreements. In addition, 7.3% was allocated to the US high-yield sector. This positioning successfully enabled the fund to benefit from the broad tightening of yield spreads over US Treasuries when high- yield spreads were near historically wide levels. The fund continued to obtain its exposure to the high-yield sector by investing in the Scudder High Income Plus Fund. This means of investment enables the fund to have exposure to a more well-diversified portfolio of high-yield securities, and therefore one with less individual issue risk, than the fund could gain by investing directly in high-yield securities. Of course, diversification does not eliminate risk.

This allocation of fixed-income securities was intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered higher yields than US government securities. The fund employed its Global Asset Allocation (GAA) overlay strategy, which evaluates bond, cash and currency opportunities across domestic and international markets.

Q: Could you provide us with more details about these Wrapper Agreements?

A: The PreservationPlus Income Fund was the first SEC-registered mutual fund for IRA investors to make use of Wrapper Agreements to seek to maintain principal stability. To date, we have negotiated seven Wrapper Agreements, each of which covers a portion of the fixed-income securities and GAA strategy in the portfolio. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the portfolio as of March 31, 2004 were issued by Bank of America NA, Transamerica Life Insurance & Annuity Co., JP Morgan Chase Bank, CDC Financial Products, Inc., Security Life of Denver Insurance Co., Prudential Insurance Co. of America and Royal Bank of Canada, the most recent addition to the list. We continue to look to add Wrapper Agreements to provide additional coverage for the fund. Measuring using Standard & Poor's ratings, the average credit quality of the issuers of the Wrapper Agreements was AA on March 31, 2004.

Q: Did the fixed-income environment support the fund's positive performance?

A: Overall, the US fixed-income markets performed well during the semiannual period. The Lehman Aggregate Bond Index produced a cumulative return of 2.98% for the six-month period ended March 31, 2004. Commercial mortgage-backed securities returned 3.33% on a cumulative basis. US credits, which account for approximately 25% of the Lehman Aggregate Bond Index, had a cumulative return of 3.78%. Within the Lehman Aggregate Bond Index, lower-rated credits outperformed higher-rated credits. The Lehman Aaa Index returned 2.66% for the six-month period, while the Lehman Baa Index returned 4.67% for the same time frame.4

4 Source: Lehman Brothers.

As we entered the period, improving economic indicators combined with the effects of strict cost cutting by businesses, consequently producing a recovery in corporate profits. Jobless claims fell, industrial production jumped and housing starts continued to be strong, despite higher mortgage rates. Core inflation continued to inch lower, with economic indicators suggesting that the economy will continue to build on the momentum that began to emerge over the summer. As we entered the first quarter of 2004, continued weakness in the US labor market reinforced the Federal Reserve's intention to keep official interest rates low. In fact, the Federal Reserve Board held the targeted federal funds rate steady throughout the period. Towards the end of March, however, US Treasury yields moved off their lows, as measures of inflation and consumer confidence rose more than expected. For the period, however, the US Treasury yield curve flattened with shorter-term rates rising slightly and longer term rates declining somewhat. Despite volatility throughout the period, the three-month Treasury bill yields remained unchanged at 0.94%, and two-year Treasury note yields rose 11 basis points to 1.57%. Ten-year Treasury yields declined 10 basis points to 3.84%, and the 30-year Treasury yield fell 11 basis points to 4.77%.

Q: How did the corporate, asset-backed and mortgage sectors perform?

A: All three sectors outperformed US Treasuries on a total return basis for the semiannual period. For the semiannual period, these segments of the Lehman Aggregate Bond Index produced total returns as follows: mortgage-backed securities, 2.87%; asset-backed securities, 2.63%; and US credits, 3.78%. Keep in mind, the government guarantees the prompt payment of principal and interest of US Treasuries, however, such guarantee does not remove market risks if the investment is sold prior to maturity. At the beginning of the period, US credit yield spreads over US Treasuries continued to tighten from historically wide levels, driven by a combination of improving fundamentals, solid technicals and attractive relative valuations vs. other asset classes. However, by the first quarter of 2004, there was much variability among sectors. The longer-dated paper of higher volatility sectors, including autos, media-cable and, particularly, airlines, witnessed spread widening. Mortgage-backed securities (MBSs) outperformed, against the backdrop of lower interest rates and strong refinancing activity. The asset-backed sector generally performed well, as the manufactured housing sub-sector held strong.

We maintain our long-term perspective for the fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting spread sector assets - corporate, mortgage- and asset-backed securities - offering the best relative value potential at the maximum yield possible, while normally maintaining a 5% cash allocation to help provide liquidity. This liquidity facilitates the management of daily investor cash flows. Additionally, we expect the GAA strategy to boost returns, should world economic momentum begin to rebuild.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary March 31, 2004

Asset Allocation	3/31/04	9/30/03

US Government Agency Sponsored Pass-Thrus	32%	30%
Collateralized Mortgage Obligations	17%	6%
Corporate Bonds	17%	17%
Asset Backed	8%	16%
Scudder High Income Plus Fund	8%	7%
US Government Backed	7%	12%
Government National Mortgage Association	5%	4%
Foreign Bonds - US$ Denominated	3%	4%
US Government Sponsored Agencies	3%	-
Cash Equivalents and Other Assets and Liabilities, Net[a]	-	4%
	100%	100%

a Wrapper Agreements and Futures Contracts included.

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 29. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2004 (Unaudited)
Assets
Investment in the PreservationPlus Income Portfolio, at value	$ 2,022,434,675
Receivable for Fund shares sold	9,709,928
Other assets	75,916
Total assets	2,032,220,519
Liabilities
Dividends payable	1,465,188
Payable for Fund shares redeemed	3,583,695
Other accrued expenses and payables	1,618,368
Total liabilities	6,667,251
Net assets, at value	$ 2,025,553,268
Net Assets
Net assets consist of: Undistributed net investment income	7,050,322
Net unrealized appreciation (depreciation) on: Investments	48,105,450
Wrapper agreements	(111,628,257)
Accumulated net realized gain (loss)	21,410,437
Paid-in capital	2,060,615,316
Net assets, at value	$ 2,025,553,268

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($278,941,532 / 27,887,951 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.00
Maximum offering price per share (100 / 97.25 of $10.00)	$ 10.28
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($256,751,100 / 25,668,209 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.00
Investment Class Net Asset Value, offering and redemption price per share ($1,489,860,636 / 148,947,386 shares of outstanding capital stock, $.001 par value, unlimited number of shares authorized)	$ 10.00

Statement of Operations for the six months ended March 31, 2004 (Unaudited)
Investment Income
Net investment income allocated from the PreservationPlus Income Portfolio: Interest	$ 39,750,363
Dividends from affiliated investment companies	7,623,363
Credit rate income	5,303,308
Mortgage dollar roll income	274,143
Expenses[a]	(8,199,129)
Net investment income from the PreservationPlus Income Portfolio	44,752,048
Expenses: Administrator service fee	3,577,991
Shareholder servicing fee	2,196,250
Distribution service fee	1,301,421
Auditing	14,771
Legal	28,080
Trustees' fees and expenses	8,420
Reports to shareholders	30,884
Registration fees	112,900
Other	2,282
Total expenses, before expense reductions	7,272,999
Expense reductions	(3,621,917)
Total expenses, after expense reductions	3,651,082
Net investment income	41,100,966
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	12,251,733
Futures	(3,129,936)
Foreign currency related transactions	41,723,118
50,844,915
Net unrealized appreciation (depreciation) during the period on: Investments, futures and foreign currency related transactions	(3,802,001)
Wrapper agreements	(47,317,057)
(51,119,058)
Net gain (loss) on investment	(274,143)
Net increase (decrease) in net assets resulting from operations	$ 40,826,823

a For the six months ended March 31, 2004, the Advisor of the PreservationPlus Income Portfolio waived fees of which $989,232 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2004 (Unaudited)	Year Ended September 30, 2003
Operations: Net investment income	$ 41,100,966	$ 51,879,742
Net realized gain (loss) on investment transactions	50,844,915	8,165,505
Net unrealized appreciation (depreciation) on investments, futures and foreign currency related transactions during the period	(3,802,001)	36,873,908
Net unrealized appreciation (depreciation) on wrapper agreements during the period	(47,317,057)	(46,603,198)
Net increase (decrease) in net assets resulting from operations	40,826,823	50,315,957
Distributions to shareholders: Net investment income: Class A	(5,408,532)	(3,762,400)
Class C	(3,913,626)	(2,231,767)
Investment Class	(31,062,342)	(44,237,891)
Net realized gains: Class A	(4,770,366)	(44)
Class C	(4,228,096)	-
Investment Class	(24,975,399)	(3,696,751)
Fund share transactions: Proceeds from shares sold	438,790,499	1,819,700,120
Reinvestment of distributions	69,807,889	47,778,204
Cost of shares redeemed	(434,722,273)	(451,156,959)
Net increase (decrease) in net assets from Fund share transactions	73,876,115	1,416,321,365
Increase (decrease) in net assets	40,344,577	1,412,708,469
Net assets at beginning of period	1,985,208,691	572,500,222
Net assets at end of period (includes undistributed net investment income of $7,050,322 and $6,333,856, respectively)	$ 2,025,553,268	$ 1,985,208,691

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00	$ 10.00
Income from investment operations: Net investment income	.19	.32
Net realized and unrealized gain (loss) on investment transactions	(.00)***	(.01)
Total from investment operations	.19	.31
Less distributions from: Net investment income	(.19)	(.31)
Net realized gain on investment transactions	(.16)	(.04)
Reverse stock split[c]	.16	.04
Total distributions	(.19)	(.31)
Net asset value, end of period	$ 10.00	$ 10.00
Total Return (%)[d,e]	1.95**	3.12**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	279	250
Ratio of expenses before expense reductions, including expenses allocated from PreservationPlus Income Portfolio (%)	1.52*	1.51*
Ratio of expenses after expense reductions, including expenses allocated from PreservationPlus Income Portfolio (%)	1.25*	1.25*
Ratio of net investment income (%)	3.92*	3.79*
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period November 29, 2002 (commencement of operations of Class A shares) to September 30, 2003.
[c] See Note F in Notes to Financial Statements.
[d] Total return does not reflect the effect of sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $(.005) per share.

Class C
	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00	$ 10.00
Income from investment operations: Net investment income	.16	.20
Net realized and unrealized gain (loss) on investment transactions	(.00)***	(.01)
Total from investment operations	.16	.19
Distributions to shareholders: Net investment income	(.16)	(.19)
Net realized gain on investment transactions	(.16)	-
Reverse stock split[c]	.16	-
Total distributions	(.16)	(.19)
Net asset value, end of period	$ 10.00	$ 10.00
Total Return (%)[d,e]	1.57**	1.92**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	257	222
Ratio of expenses before expense reductions, including expenses allocated from PreservationPlus Income Portfolio (%)	2.26*	2.26*
Ratio of expenses after expense reductions, including expenses allocated from PreservationPlus Income Portfolio (%)	2.00*	2.00*
Ratio of net investment income (%)	3.17*	3.06*
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period February 3, 2003 (commencement of operations of Class C shares) to September 30, 2003.
[c] See Note F in Notes to Financial Statements.
[d] Total return does not reflect the effect of sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $(.005) per share.

Investment Class
Years Ended September 30,	2004[a]	2003	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Income from investment operations: Net investment income	.21	.42	.52	.62	.65	.44
Net realized and unrealized gain (loss) on investment transactions	(.00)***	(.01)	-	-	-	-
Total from investment operations	.21	.41	.52	.62	.65	.44
Distributions to shareholders: Net investment income	(.21)	(.41)	(.52)	(.62)	(.65)	(.44)
Net realized gain on investment transactions	(.16)	(.04)	-	-	-	-
Reverse stock split[c]	.16	.04	-	-	-	-
Total distributions	(.21)	(.41)	(.52)	(.62)	(.65)	(.44)
Net asset value, end of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Total Return (%)[d]	2.08**	4.13	5.33	6.38	6.65	4.46**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,490	1,513	573	10.219		.118
Ratio of expenses before expense reductions, including expenses allocated from PreservationPlus Income Portfolio (%)	1.52*	1.50	1.57	3.00	34.37	228.00*
Ratio of expenses after expense reductions, including expenses allocated from PreservationPlus Income Portfolio (%)	1.00*	1.00	1.00	1.00	1.00	.89*
Ratio of net investment income (%)	4.17*	4.13	4.86	5.84	6.52	5.85*
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period December 23, 1998 (commencement of operations of Investment Class shares) to September 30, 1999.
[c] See Note F in Notes to Financial Statements.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $(.005) per share.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

PreservationPlus Income Fund ("Scudder PreservationPlus Income Fund" or the "Fund") is a diversified series of the Scudder Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objective as the Fund and advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). At March 31, 2004, the Fund owned approximately 79% of the PreservationPlus Income Portfolio. The financial statements of the Portfolio, including the investment portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class. Investment Class shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment, including Wrapper Agreements, in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements, which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Substantially all of the net investment income is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily related to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses, including Wrapper Agreements, in proportion to its investment in the Portfolio. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for the Fund, both wholly owned subsidiaries of Deutsche Bank AG.

For the six months ended March 31, 2004, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of the Fund including the annual premiums on Wrapper Agreements to the extent necessary to maintain the annualized expenses of the classes of the Fund as follows: Class A shares at 1.50%, Class C shares at 2.25% and Investment Class at 1.50%, including expenses allocated from the Portfolio. Furthermore, for the six months ended March 31, 2004, the Advisor and Administrator voluntarily agreed to waive their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of each class as follows: Class A shares at 1.25%, Class C shares at 2.00% and Investment Class at 1.00%, including expenses allocated from the Portfolio. These voluntary waivers and reimbursements may be terminated or adjusted at any time without notice to shareholders. Under these agreements, the Advisor reimbursed additional expenses of $534,983.

Administrator Service Fee. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.35% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2004, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Not Imposed	Unpaid at March 31, 2004
Class A	$ 491,480	$ 238,791	$ 116,531
Class C	443,502	205,134	114,670
Investment Class	2,643,009	2,643,009	-
	$ 3,577,991	$ 3,086,934	$ 231,201

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor and Administrator, receives a fee ("Distribution Fee") of 0.25% and 0.75% of average daily net assets of Class A and C shares, respectively. Pursuant to this agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A and C shares. For the six months ended March 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2004
Class A	$ 351,058	$ 30,502
Class C	950,363	162,928
	$ 1,301,421	$ 193,430

Shareholder Service Agreement. ICCC provides information and administrative services to the Fund and receives a fee ("Shareholder Servicing Fee") at an annual rate of up to 0.25% of average daily net assets for Class C and Investment Class shares. ICCC in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2004, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at March 31, 2004	Annualized Effective Rate
Class C	$ 308,381	$ -	.24%
Investment Class	1,887,869	920,176.25%
	$ 2,196,250	$ 920,176

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor and Administrator, is the Fund's transfer agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund.

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended March 31, 2004 aggregated $26,108 and $566, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2004, the CDSC for Class C shares aggregated $107,813. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2004, SDI received $9,105.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services.

C. Ownership of the Fund

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of March 31, 2004, there were two holders of record who individually held greater than 10% of the outstanding shares of the PreservationPlus Income Fund. These shareholders held 28% and 26%, respectively, of the total shares outstanding of the Fund.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	8,225,629	$ 82,255,753	28,577,974*	$ 285,796,525*
Class C	5,491,632	54,900,436	22,907,621**	229,075,692**
Investment Class	30,161,694	301,634,310	130,480,534	1,304,827,903
		$ 438,790,499		$ 1,819,700,120
Shares issued to shareholders in reinvestment of distributions
Class A	906,268	$ 9,062,681	287,474*	$ 2,874,745*
Class C	742,101	7,421,012	174,650**	1,746,493**
Investment Class	5,332,420	53,324,196	4,315,690	43,156,966
		$ 69,807,889		$ 47,778,204
Reverse stock split
Class A	(477,037)	$ -	(4)*	$ -
Class C	(422,809)	-	-	-
Investment Class	(2,498,816)	-	(369,675)	-
		$ -		$ -
Shares redeemed
Class A	(5,765,022)	$ (57,664,252)	(3,867,331)*	$ (38,690,062)*
Class C	(2,369,359)	(23,700,099)	(855,627)**	(8,556,265)**
Investment Class	(35,336,573)	(353,357,922)	(40,396,167)	(403,910,632)
		$ (434,722,273)		$ (451,156,959)
Net increase (decrease)
Class A	2,889,838	$ 33,654,182	24,998,113*	$ 249,981,208*
Class C	3,441,565	38,621,349	22,226,644**	222,265,920**
Investment Class	(2,341,275)	1,600,584	94,030,382	944,074,237
		$ 73,876,115		$ 1,416,321,365

* For the period from November 29, 2002 (commencement of operations for Class A shares) to September 30, 2003.
** For the period from February 3, 2003 (commencement of operations for Class C shares) to September 30, 2003.

E. Other

Under normal circumstances, redemptions of shares that are qualified are not subject to a redemption fee. Redemptions of shares or redemptions from 401(k) plans or IRAs that are not qualified are subject to a 2% redemption fee if the "interest rate trigger" is active.

F. Additional Distributions

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

G. Wrapper Agreement Valuation

The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by "stable value" mutual funds including this Fund. In the event that the commissioners of the Securities Exchange Commission determine that the valuation method currently utilized by "stable value" mutual funds is no longer an acceptable practice, and wrapper contracts should be valued based on their probable cash flows, the fair value of the Portfolio's Wrapper Agreements would be different and the Fund would not be able to maintain a stable net asset value per share. To the extent that the Wrapper Agreements are valued as a payable/receivable under the current method, the change would result in a net asset value per share of greater/less than $10 per share. At March 31, 2004, the Portfolio's Wrapper Agreements had a fair value of $136,275,362, which the Portfolio reflected as a payable to the wrapper providers, of which approximately $107,987,264 is allocable to the Fund based on its ownership interest in the Portfolio.

H. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

(The following financial statements of the PreservationPlus Income Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of March 31, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 16.8%
Consumer Discretionary 2.1%
Albertson's, Inc.:
7.25%, 5/1/2013	75,000	86,828
7.5%, 2/15/2011	1,000,000	1,173,594
Comcast Corp.:
5.3%, 1/15/2014	1,000,000	1,023,754
7.05% , 3/15/2033	6,000,000	6,666,954
Daimler Chrysler NA Holding Corp.:
7.4%, 1/20/2005	1,200,000	1,254,418
8.5%, 1/18/2031	3,000,000	3,689,382
Delphi Corp., 6.5%, 5/1/2009	1,000,000	1,097,782
Federated Department Stores, Inc., 6.9%, 4/1/2029	1,000,000	1,112,963
Ford Motor Co., 7.45%, 7/16/2031	7,000,000	6,990,711
Gannett Co., Inc., 6.375%, 4/1/2012	500,000	573,523
General Motors Corp., 8.375%, 7/15/2033	6,000,000	6,806,166
Home Depot, Inc., 5.375%, 4/1/2006	1,025,000	1,094,601
Marriott International, Inc., "A", 6.875%, 11/15/2005	1,000,000	1,078,112
McDonald's Corp., 6.0%, 4/15/2011	1,000,000	1,113,623
News America Holdings, Inc., 8.5%, 2/15/2005	1,000,000	1,051,664
Northwest Airlines Corp., 8.072%, 4/1/2021	909,230	1,013,933
Simon Property Group, LP, 144A, 3.75%, 1/30/2009	3,000,000	3,046,764
Target Corp.:
5.375%, 6/15/2009	1,000,000	1,093,464
5.875%, 3/1/2012	1,900,000	2,109,684
Time Warner, Inc.:
6.125%, 4/15/2006	2,000,000	2,154,834
7.625%, 4/15/2031	3,500,000	4,094,755
7.7%, 5/1/2032	2,000,000	2,364,296
Viacom, Inc.:
"B", 6.625%, 5/15/2011	1,000,000	1,151,309
7.7%, 7/30/2010	1,000,000	1,208,944
		53,052,058
Consumer Staples 1.6%
Altria Group, Inc., 5.625%, 11/4/2008	1,000,000	1,057,880
Anheuser-Busch Cos., Inc.:
6.0%, 4/15/2011	1,000,000	1,126,611
7.5%, 3/15/2012	1,000,000	1,221,203
Archer-Daniels-Midland Co., 8.875%, 4/15/2011	2,000,000	2,579,236
Campbell Soup Co., 5.5%, 3/15/2007	1,000,000	1,087,258
Coca-Cola Co., 4.0%, 6/1/2005	1,000,000	1,027,858
Coca-Cola Enterprises, Inc.:
5.25%, 5/15/2007	1,000,000	1,083,641
6.125%, 8/15/2011	1,000,000	1,132,825
Colgate-Palmolive Co., 5.98%, 4/25/2012	2,000,000	2,249,846
ConAgra Foods, Inc., 6.75%, 9/15/2011	1,000,000	1,147,962
Coors Brewing Co., 6.375%, 5/15/2012	1,000,000	1,125,461
Gillette Co., 4.0%, 6/30/2005	1,000,000	1,030,423
H.J. Heinz Finance Co., 6.0%, 3/15/2012	1,000,000	1,118,609
Johnson & Johnson, 4.95%, 5/15/2033	2,000,000	1,896,618
Kellogg Co., 6.6%, 4/1/2011	1,000,000	1,157,132
Kraft Foods, Inc.:
4.625%, 11/1/2006	1,000,000	1,055,551
5.625%, 11/1/2011	1,900,000	2,060,312
6.25%, 6/1/2012	1,000,000	1,121,190
Pepsi Bottling Holdings, Inc., 144A, 5.625%, 2/17/2009	1,000,000	1,109,870
Procter & Gamble Co.:
6.875%, 9/15/2009	1,000,000	1,180,833
8.5%, 8/10/2009	1,000,000	1,253,338
Safeway, Inc.:
4.8%, 7/16/2007	1,000,000	1,058,686
6.5%, 11/15/2008	825,000	922,106
Unilever Capital Corp.:
6.875%, 11/1/2005	1,000,000	1,079,737
7.125%, 11/1/2010	2,500,000	2,980,138
UST, Inc., 6.625%, 7/15/2012	400,000	453,731
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007	1,000,000	1,057,616
5.45%, 8/1/2006	2,000,000	2,151,612
5.875%, 10/15/2005	1,000,000	1,064,851
6.875%, 8/10/2009	1,460,000	1,713,425
		40,305,559
Energy 1.1%
Alabama Power Co., 5.5%, 10/15/2017	200,000	214,036
Anadarko Finance Co., Series B, 7.5%, 5/1/2031	500,000	605,133
Anadarko Petroleum Corp., 5.375%, 3/1/2007	1,230,000	1,328,254
Atlantic Richfield Co., 10.875%, 7/15/2005	1,000,000	1,114,828
BP Capital Markets America, Inc., 4.2%, 6/15/2018	1,000,000	961,788
ChevronTexaco Capital Co., 3.5%, 9/17/2007	2,000,000	2,065,536
Conoco, Inc.:
6.35%, 4/15/2009	1,000,000	1,138,732
6.95%, 4/15/2029	1,000,000	1,165,552
Devon Energy Corp.:
2.75%, 8/1/2006	3,000,000	3,019,191
7.95%, 4/15/2032	750,000	929,296
Devon Financing Corp., ULC, 7.875%, 9/30/2031	500,000	615,251
Kinder Morgan Energy Partners LP:
5.0%, 12/15/2013	1,000,000	1,007,541
6.75%, 3/15/2011	500,000	571,643
Lasmo USA, Inc., 7.5%, 6/30/2006	2,000,000	2,232,800
Marathon Oil Corp., 5.375%, 6/1/2007	1,000,000	1,079,714
MidAmerican Energy Holdings Co., 3.5%, 5/15/2008	1,500,000	1,499,334
Nexen, Inc., 7.875%, 3/15/2032	500,000	624,112
Occidental Petroleum Corp., 7.375%, 11/15/2008	1,000,000	1,171,305
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	1,225,000	1,362,812
7.875%, 2/1/2009	1,000,000	1,152,500
8.625%, 2/1/2022	636,000	734,580
Phillips Petroleum Co., 8.5%, 5/25/2005	1,000,000	1,078,637
Tosco Corp., 7.625%, 5/15/2006	1,250,000	1,386,588
Valero Energy Corp., 6.125%, 4/15/2007	2,000,000	2,198,866
		29,258,029
Financials 6.8%
ABN Amro Bank NV:
7.125%, 6/18/2007	250,000	284,784
7.25%, 5/31/2005	1,000,000	1,065,084
Allstate Corp.:
5.35%, 6/1/2033	500,000	478,981
7.875%, 5/1/2005	1,000,000	1,067,447
American Express Co., 6.875%, 11/1/2005	1,000,000	1,085,257
American General Finance Corp.:
4.5%, 11/15/2007	5,000,000	5,286,800
5.75%, 3/15/2007	700,000	764,641
5.875%, 12/15/2005	1,440,000	1,543,154
American International Group, Inc., 144A, 4.25%, 5/15/2013	1,000,000	982,847
Associates Corp. of North America, 8.55%, 7/15/2009	1,500,000	1,853,626
AXA Financial, Inc., 7.75%, 8/1/2010	1,000,000	1,202,597
Bank of America Corp.:
4.875%, 1/15/2013	1,000,000	1,036,904
5.875%, 2/15/2009	1,000,000	1,115,869
7.125%, 9/15/2006	1,000,000	1,111,820
7.4%, 1/15/2011	4,000,000	4,801,312
Bank of New York Co., Inc., 7.3%, 12/1/2009	2,000,000	2,388,904
Bank One Corp.:
5.25%, 1/30/2013	2,000,000	2,098,884
6.5%, 2/1/2006	1,000,000	1,082,580
6.875%, 8/1/2006	1,000,000	1,107,769
BankBoston NA, 6.5%, 12/19/2007	1,000,000	1,131,086
BB&T Corp.:
4.75%, 10/1/2012	1,000,000	1,029,156
5.2%, 12/23/2015	1,000,000	1,034,208
Bear Stearns & Co., Inc.:
5.7%, 11/15/2014	500,000	538,717
7.625%, 2/1/2005	1,000,000	1,051,342
Berkshire Hathaway Corp., "A", 144A, 4.625%, 10/15/2013	4,000,000	4,065,740
Boeing Capital Corp.:
5.75%, 2/15/2007	500,000	543,095
6.1%, 3/1/2011	350,000	388,757
6.35%, 11/15/2007	1,425,000	1,594,514
Capital One Bank, 4.25%, 12/1/2008	2,000,000	2,050,230
Caterpillar Financial Service Corp.:
2.59%, 7/15/2006	1,000,000	1,012,487
4.875%, 6/15/2007	1,000,000	1,073,682
Charter One Bank Financial, Inc., 6.375%, 5/15/2012	915,000	1,022,641
Chubb Corp., 6.0%, 11/15/2011	500,000	555,680
CIT Group, Inc.:
3.375%, 4/1/2009	2,235,000	2,216,112
7.75%, 4/2/2012	1,000,000	1,207,816
Citigroup, Inc.:
6.5%, 1/18/2011	5,000,000	5,769,975
6.75%, 12/1/2005	2,000,000	2,162,820
7.25%, 10/1/2010	500,000	595,481
Credit Suisse First Boston USA, Inc.:
3.875%, 1/15/2009	2,000,000	2,046,790
4.625%, 1/15/2008	2,000,000	2,118,710
6.125%, 11/15/2011	1,500,000	1,675,500
EOP Operating LP:
5.875%, 1/15/2013	1,000,000	1,083,285
7.75%, 11/15/2007	350,000	407,556
Everest Reinsurance Holdings, Inc., 8.75%, 3/15/2010	1,000,000	1,259,560
Fifth Third Bancorp, 4.5%, 6/1/2018	500,000	483,243
Ford Motor Credit Co.:
6.5%, 1/25/2007	7,000,000	7,477,435
7.375%, 10/28/2009	4,000,000	4,390,576
General Electric Capital Corp.:
4.25%, 1/15/2008	4,000,000	4,202,352
5.0%, 2/15/2007	2,825,000	3,031,612
5.875%, 2/15/2012	2,000,000	2,219,468
6.75%, 3/15/2032	2,200,000	2,541,367
6.8%, 11/1/2005	2,000,000	2,158,262
7.5%, 5/15/2005	500,000	533,504
General Motors Acceptance Corp.:
6.125%, 8/28/2007	5,000,000	5,388,585
7.5%, 7/15/2005	1,000,000	1,064,159
7.75%, 1/19/2010	2,000,000	2,267,318
Golden West Financial Corp., 4.75%, 10/1/2012	1,000,000	1,034,941
Goldman Sachs Capital I,, 6.345%, 2/15/2034	500,000	514,082
Goldman Sachs Group, Inc.:
4.75%, 7/15/2013	3,000,000	2,999,676
6.125%, 2/15/2033	1,000,000	1,031,097
6.875%, 1/15/2011	1,000,000	1,161,879
Hartford Financial Services Group, 4.7%, 9/1/2007	1,000,000	1,068,933
Health Care Property Investment Inc., (REIT), 6.45%, 6/25/2012	1,000,000	1,129,633
Household Finance Corp.:
6.5%, 1/24/2006	1,000,000	1,081,147
6.5%, 11/15/2008	1,000,000	1,131,941
7.0%, 5/15/2012	4,000,000	4,693,952
John Deere Capital Corp., 3.125%, 12/15/2005	4,000,000	4,107,896
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	1,000,000	1,098,739
JP Morgan Chase & Co.:
3.5%, 3/15/2009	2,000,000	2,012,894
6.0%, 1/15/2009	1,000,000	1,111,117
Landesbank Baden-Wurttemberg, 6.35%, 4/1/2012	1,500,000	1,714,747
Lehman Brothers Holdings, Inc.:
7.0%, 2/1/2008	859,000	984,733
7.875%, 11/1/2009	200,000	243,252
8.25%, 6/15/2007	775,000	906,754
Marshall & Ilsley Corp., 2.625%, 2/9/2007	2,000,000	2,020,286
MBNA Corp., 5.0%, 6/15/2015	500,000	505,954
Mellon Bank NA, 7.625%, 9/15/2007	1,000,000	1,169,427
Merrill Lynch & Co., Inc., 6.0%, 2/17/2009	1,000,000	1,116,272
MetLife, Inc., 6.125%, 12/1/2011	1,000,000	1,127,805
Morgan Stanley, 4.75%, 4/1/2014	2,900,000	2,852,443
Morgan Stanley Dean Witter & Co., 6.6%, 4/1/2012	1,000,000	1,149,726
Morgan Stanley Group, Inc., 7.0%, 10/1/2013	1,600,000	1,863,078
National City Bank of Indiana, 4.875%, 7/20/2007	1,500,000	1,612,610
Nationwide Financial Services, 5.9%, 7/1/2012	1,450,000	1,594,366
PNC Funding Corp., 6.875%, 7/15/2007	1,000,000	1,132,339
SLM Corp.:
5.0%, 4/15/2015	500,000	507,093
5.625%, 8/1/2033	500,000	490,447
Southern Co. Capital Funding, 5.3%, 2/1/2007	1,000,000	1,090,179
SunTrust Banks, Inc.:
6.375%, 4/1/2011	1,000,000	1,140,925
7.75%, 5/1/2010	1,135,000	1,395,839
Textron Financial Corp.:
5.875%, 6/1/2007	2,830,000	3,120,587
6.0%, 11/20/2009	1,500,000	1,688,889
Toronto Dominion Bank, 6.45%, 1/15/2009	1,500,000	1,697,193
Travelers Property Casualty Corp., 6.375%, 3/15/2033	1,000,000	1,061,170
Union Planters Corp., 4.375%, 12/1/2010	250,000	255,400
US Bancorp, 5.1%, 7/15/2007	1,000,000	1,083,401
US Bank National Association:
4.8%, 4/15/2015	2,000,000	2,023,096
6.3%, 2/4/2014	1,000,000	1,140,595
Verizon Global Funding Corp., 6.75%, 12/1/2005	1,000,000	1,081,209
Wachovia Corp.:
6.15%, 3/15/2009	1,500,000	1,685,521
7.5%, 7/15/2006	1,000,000	1,119,594
Washington Mutual, Inc., 4.0%, 1/15/2009	1,500,000	1,531,893
Wells Fargo & Co.:
5.125%, 2/15/2007	3,000,000	3,226,083
7.25%, 8/24/2005	1,000,000	1,077,347
		174,340,261
Health Care 0.5%
Abbott Laboratories, 5.625%, 7/1/2006	1,000,000	1,079,746
Becton, Dickinson & Co., 4.9%, 4/15/2018	500,000	512,249
Eli Lilly & Co.:
4.5%, 3/15/2018	1,000,000	980,687
6.0%, 3/15/2012	1,000,000	1,128,743
Health Care Reit, Inc., (REIT), 8.0%, 9/12/2012	4,000,000	4,739,372
Wyeth:
6.5%, 2/1/2034	1,500,000	1,583,709
7.25%, 3/1/2023	2,000,000	2,265,536
		12,290,042
Industrials 1.0%
British Aerospace Finance, Inc., 144A, 7.5%, 7/1/2027	2,500,000	2,915,165
Burlington Northern Santa Fe Corp.: 7.0%, 12/15/2025	750,000	863,248
7.875%, 4/15/2007	1,000,000	1,156,536
Caterpillar, Inc., 9.375%, 8/15/2011	1,000,000	1,347,216
Cendant Corp., 6.25%, 1/15/2008	750,000	830,971
CSX Corp., 7.45%, 5/1/2007	1,100,000	1,254,953
Deere & Co., 7.85%, 5/15/2010	1,000,000	1,224,892
Delta Air Lines, Inc., Series 02-1, 6.417%, 7/2/2012	2,420,000	2,606,836
Emerson Electrical Co., 7.875%, 6/1/2005	2,000,000	2,140,976
FedEx Corp., 9.65%, 6/15/2012	1,000,000	1,334,120
Honeywell International, Inc., 7.5%, 3/1/2010	1,000,000	1,202,286
Lockheed Martin Corp., 8.5%, 12/1/2029	1,000,000	1,341,405
Norfolk Southern Corp., 6.2%, 4/15/2009	950,000	1,068,305
Northrop Grumman Corp., 7.0%, 3/1/2006	1,000,000	1,092,413
Pitney Bowes, Inc., 5.95%, 2/1/2005	1,000,000	1,032,499
Raytheon Co.:
6.4%, 12/15/2018	1,500,000	1,660,617
7.0%, 11/1/2028	1,000,000	1,127,611
Waste Management, Inc., 7.375%, 8/1/2010	2,000,000	2,356,436
		26,556,485
Information Technology 0.1%
First Data Corp., 4.7%, 8/1/2013	200,000	204,532
Hewlett-Packard Co., 5.75%, 12/15/2006	1,000,000	1,088,692
IBM Corp., 4.875%, 10/1/2006	1,000,000	1,068,432
		2,361,656
Materials 0.6%
Alcoa, Inc., 6.0%, 1/15/2012	1,000,000	1,125,537
Dow Chemical Co.:
5.75%, 11/15/2009	1,000,000	1,095,198
7.0%, 8/15/2005	1,000,000	1,069,542
E.I. du Pont de Nemours, 6.875%, 10/15/2009	1,000,000	1,177,328
Inco Ltd., 7.75%, 5/15/2012	2,000,000	2,416,324
International Flavors & Fragrance, Inc., 6.45%, 5/15/2006	1,000,000	1,084,547
International Paper Co., 5.3%, 4/1/2015	1,000,000	1,012,460
MeadWestvaco Corp., 6.8%, 11/15/2032	500,000	532,475
Monsanto Co., 7.375%, 8/15/2012	2,500,000	2,963,477
Praxair, Inc., 3.95%, 6/1/2013	1,000,000	967,074
Weyerhaeuser Co.:
5.5%, 3/15/2005	1,000,000	1,037,279
7.375%, 3/15/2032	1,000,000	1,147,770
		15,629,011
Telecommunication Services 1.4%
AT&T Wireless Services, Inc.:
7.5%, 5/1/2007	3,000,000	3,410,607
8.75%, 3/1/2031	3,000,000	3,891,009
BellSouth Corp., 6.0%, 10/15/2011	2,000,000	2,218,144
Cingular Wireless, 6.5%, 12/15/2011	1,000,000	1,121,058
Cox Communications, Inc.:
4.625%, 6/1/2013	3,350,000	3,270,417
5.5%, 10/1/2015	1,000,000	1,024,827
6.8%, 8/1/2028	300,000	324,007
GTE Caifornia, Inc., 5.5%, 1/15/2009	1,000,000	1,084,151
SBC Communications, Inc.:
5.75%, 5/2/2006	1,000,000	1,075,958
5.875%, 2/1/2012	1,000,000	1,092,575
6.25%, 3/15/2011	2,000,000	2,239,706
Sprint Capital Corp.:
6.875%, 11/15/2028	1,000,000	1,038,491
8.75%, 3/15/2032	5,000,000	6,319,495
Verizon Maryland, Inc., 5.125%, 6/15/2033	4,000,000	3,587,280
Verizon Wireless, Inc., 5.375%, 12/15/2006	2,500,000	2,692,708
		34,390,433
Utilities 1.6%
American Electric Power, 6.125%, 5/15/2006	1,500,000	1,620,306
Appalachian Power Co., 5.95%, 5/15/2033	500,000	500,567
Arizona Public Service Co., 4.65%, 5/15/2015	500,000	483,580
CenterPoint Energy Houston, 5.75%, 1/15/2014	500,000	536,318
Commonwealth Edison Co., 6.95%, 7/15/2018	500,000	585,203
Consolidated Edison Company of New York, Inc.:
5.1%, 6/15/2033	500,000	464,420
7.5%, 9/1/2010	1,385,000	1,669,931
Constellation Energy Group, Inc.:
6.35%, 4/1/2007	1,000,000	1,102,405
7.0%, 4/1/2012	1,000,000	1,152,508
Dominion Resources, Inc.:
5.125%, 12/15/2009	3,000,000	3,197,385
6.3%, 3/15/2033	1,000,000	1,023,267
DTE Energy Co., 6.45%, 6/1/2006	1,000,000	1,080,287
Florida Power & Light Co., 5.625%, 4/1/2034	1,000,000	1,008,403
FPL Group Capital, Inc.:
7.375%, 6/1/2009	1,000,000	1,179,676
7.625%, 9/15/2006	500,000	563,066
K N Energy, Inc., 7.25%, 3/1/2028	1,500,000	1,709,842
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007	1,000,000	1,093,435
KeySpan Corp.:
7.875%, 2/1/2010	750,000	912,296
8.0%, 11/15/2030	400,000	524,723
Niagara Mohawk Power Corp., Series G, 7.75%, 10/1/2008	1,000,000	1,172,815
NiSource Finance Corp., 5.4%, 7/15/2014	500,000	516,332
Pacific Gas & Electric Co., 6.05%, 3/1/2034	3,780,000	3,823,262
PacifiCorp., 5.45%, 9/15/2013	300,000	320,899
PECO Energy Co., 3.5%, 5/1/2008	1,000,000	1,019,748
Pepco Holdings, Inc., 4.0%, 5/15/2010	500,000	495,252
PP&L Capital Funding, Inc., 8.375%, 6/15/2007	1,000,000	1,152,882
Progress Energy, Inc.:
6.75%, 3/1/2006	1,335,000	1,446,928
6.85%, 4/15/2012	940,000	1,075,255
PSE&G Power LLC, 7.75%, 4/15/2011	1,000,000	1,198,003
Public Service Company of Colorado, 5.5%, 4/1/2014	1,000,000	1,072,255
Public Service New Mexico, 4.4%, 9/15/2008	1,000,000	1,035,479
Sempra Energy, 7.95%, 3/1/2010	1,000,000	1,208,399
South Carolina Electric & Gas, 7.5%, 6/15/2005	1,000,000	1,067,907
Texas-NewMexico Power Co., 6.125%, 6/1/2008	1,000,000	1,047,166
TXU Energy Co., 6.125%, 3/15/2008	1,500,000	1,639,176
Union Electric Co., 5.1%, 8/1/2018	500,000	514,499
Virginia Electric & Power, Series A, 5.375%, 2/1/2007	1,000,000	1,076,588
Wisconsin Energy Corp., 6.2%, 4/1/2033	280,000	290,522
		41,580,985
Total Corporate Bonds (Cost $403,958,329)		429,764,519

Asset Backed 8.3%
Automobile Receivables 2.1%
Americredit Automobile Receivables Trust, "B", Series 2002-1, 5.28%, 4/9/2007	3,080,000	3,177,495
Capital Auto Receivables Asset Trust:
"CTFS", Series 2004-1, 2.84%, 9/15/2010	3,560,000	3,590,923
"CTFS", Series 2002-2, 4.18%, 10/15/2007	454,096	463,231
Capital One Prime Auto Receivable Trust, "A4", Series 2003-B, 3.18%, 9/15/2010	4,200,000	4,283,265
Daimler Chrysler Auto Trust, "CTFS", Series 2004-A, 2.85%, 8/8/2010	1,560,000	1,553,546
Ford Credit Auto Owner Trust:
"C", Series 2002-D, 4.4%, 5/15/2007	2,640,000	2,740,569
"C", Series 2002-C, 4.81%, 3/15/2007	660,000	682,608
"B", Series 2001-D, 5.01%, 3/15/2006	570,000	580,624
Franklin Auto Trust:
"A4", Series 2002-1, 4.51%, 2/22/2010	6,300,000	6,584,256
"A4", Series 2001-2, 4.55%, 7/20/2009	2,740,000	2,814,999
Household Automotive Trust, "A4", Series 2003-1, 2.22%, 11/17/2009	9,900,000	9,891,377
Hyundai Auto Receivables Owner Trust, "C", Series 2002-A, 144A, 3.91%, 2/16/2009	1,490,000	1,526,923
MMCA Automobile Trust:
"A3", Series 2002-3, 2.97%, 3/15/2007	3,707,672	3,732,368
"B", Series 2001-2, 5.75%, 6/15/2007	150,601	152,775
Navistar Financial Corp. Owner Trust, "A4", Series 2002-A, 4.76%, 4/15/2009	4,200,000	4,338,390
Union Acceptance Corp.:
"A4", Series 2002-A, 4.59%, 7/8/2008	3,600,000	3,714,689
"A4", Series 2000-D, 6.89%, 4/9/2007	2,900,410	2,994,148
World Omni Auto Receivables Trust, "B", Series 2002-A, 3.75%, 7/15/2009	478,778	487,366
		53,309,552
Credit Card Receivables 3.2%
Bank One Issuance Trust, "C3", Series 2002-C3, 3.76%, 8/15/2008	6,324,000	6,485,541
Capital One Master Trust:
"C", Series 1999-1, 144A, 6.6%, 7/16/2007	5,750,000	5,780,129
"C", Series 2000-3, 144A, 7.9%, 10/15/2010	7,350,000	8,384,513
Chase USA Master Trust:
"C", Series 1999-1, 144A, 7.35, 1/15/2009	13,330,000	13,647,539
"A", Series 2000-1, 7.49%, 8/17/2009	1,320,000	1,337,693
Chemical Master Credit Card Trust, "A", Series 1996-3, 7.09%, 2/15/2009	7,190,000	7,964,267
Citibank Credit Card Issuance Trust, "C1", Series 2000-C1, 7.45%, 9/15/2007	3,500,000	3,777,334
Citibank Credit Card Master Trust I, "B", Series 1999-2, 6.15%, 3/10/2011	5,130,000	5,775,441
First USA Credit Card Master Trust:
"C", Series 1998-6, 144A, 6.16%, 4/18/2011	1,000,000	1,088,750
"C", Series 1998-2, 144A, 6.8%, 2/18/2011	3,790,000	4,215,191
Fleet Credit Card Master Trust, "B", Series 2001-B, 5.9%, 12/15/2008	9,000,000	9,694,737
Household Affinity Credit Card Master Note, "B", Series 2003-2, 2.51%, 2/15/2008	6,261,000	6,322,256
MBNA Credit Card Master Note Trust:
"B1", Series 2002-B1, 5.15%, 7/15/2009	700,000	748,910
"C3", Series 2001-C3, 6.55%, 12/15/2008	4,500,000	4,881,746
Pass-Through Amortizing Credit Card Trust, "A1FX", Series 2002-1A, 144A, 4.096%, 6/18/2012	2,189,422	2,233,372
		82,337,419
Home Equity Loans 2.1%
Ameriquest Mortgage Securities, Inc.:
"AF3", Series 2003-6, 4.258%, 8/25/2033	3,030,000	3,129,814
"A6", Series 2003-5, 4.541%, 7/25/2033	1,980,000	2,018,600
Centex Home Equity, "AF6", Series 2004-B, 1.0%, 3/25/2034	2,445,000	2,473,533
Chase Funding Mortgage Loan:
"1A6", Series 2004-1, 4.266%, 6/25/2015	1,440,000	1,429,900
"1A6", Series 2003-6, 4.585%, 5/25/2015	3,260,000	3,276,501
"1A6", Series 2003-5, 4.597%, 1/25/2015	3,065,000	3,098,184
Citifinancial Mortgage Securites, Inc., "AF6", Series 2003-4, 4.493%, 10/25/2033	6,170,000	6,176,993
Equity One ABS, Inc.:
"AF6", Series 2004-1, 4.205%, 4/25/2034	4,660,000	4,745,633
"AF6", Series 2003-4, 4.833%, 11/25/2033	2,640,000	2,742,312
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 7.52%, 3/20/2031	859,313	882,578
Residential Asset Mortgage Products, Inc.:
"AI2", Series 2004-RZ1, 2.34%, 7/25/2027	6,490,000	6,476,817
"A6", Series 2003-RZ3, 3.4%, 3/25/2033	2,640,000	2,539,631
"A5", Series 2003-RZ4, 4.66%, 2/25/2032	3,200,000	3,289,833
Residential Asset Securities Corp.:
"AI4", Series 2003-KS11, 4.51%, 2/25/2032	2,040,000	2,104,862
"A16", Series 2003-KS10, 4.54%, 12/25/2033	3,700,000	3,828,272
Residential Funding Mortgage Securities, "A2", Series 2004-HI1, 2.49%, 7/25/2013	4,360,000	4,368,621
		52,582,084
Manufactured Housing Receivables 0.7%
Conseco Finance:
"A3", Series 2001-D, 4.67%, 11/15/2032	283,913	284,594
"A4", Series 2002-A, 6.32%, 4/15/2032	3,300,000	3,383,708
Green Tree Financial Corp., "A5", Series 1994-1, 7.65%, 4/15/2019	3,417,227	3,758,950
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	4,387,023	4,777,626
Vanderbilt Acquisition Loan Trust, "A3", Series 2002-1, 5.7%, 9/7/2023	6,300,000	6,599,518
		18,804,396
Miscellaneous 0.2%
Caterpillar Financial Asset Trust:
"B", Series 2002-A, 4.03%, 5/26/2008	540,000	553,699
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016	5,000,000	5,397,489
		5,951,188
Total Asset Backed (Cost $207,979,172)		212,984,639

Foreign Bonds - US$ Denominated 3.3%
Abbey National PLC, 6.69%, 10/17/2005	2,000,000	2,151,500
Aegon NV, 4.75%, 6/1/2013	800,000	813,126
African Development Bank, 3.25%, 7/29/2005	3,000,000	3,070,944
Alcan, Inc., 4.875%, 9/15/2012	1,000,000	1,034,603
Americ Movil SA de CV, 5.5%, 4/1/2014	2,000,000	1,996,620
Asian Development Bank, 4.875%, 2/5/2007	2,000,000	2,141,902
Bank of Tokyo-Mitsubishi Ltd., 8.4%, 4/15/2010	1,000,000	1,248,105
Barclays Bank PLC, 7.4%, 12/15/2009	1,000,000	1,201,033
BHP Billiton Finance BV, 4.8%, 4/15/2013	2,000,000	2,067,354
Bombardier, Inc., Series B, 144A, 6.75%, 5/1/2012	3,000,000	3,264,018
BP Capital Markets PLC, 4.0%, 4/29/2005	1,000,000	1,026,980
British Telecommunications PLC:
7.875%, 12/15/2005	1,000,000	1,096,297
8.125%, 6/15/2004	1,000,000	1,235,753
8.625%, 6/15/2004	1,000,000	1,334,229
Burlington Resources Finance:
5.6%, 12/1/2006	1,000,000	1,081,876
6.68%, 2/15/2011	1,000,000	1,142,797
Corp. Andina De Fomento, 6.875%, 3/15/2012	315,000	361,641
Deutsche Telekom International Finance BV:
7.75%, 6/15/2004	1,000,000	1,076,584
8.25%, 6/15/2030	3,500,000	4,588,612
Diageo Capital PLC, 4.85%, 5/15/2018	500,000	500,234
Dow Capital BV, 9.2%, 6/1/2010	800,000	1,008,354
European Investment Bank:
4.0%, 3/15/2005	2,000,000	2,053,436
4.0%, 8/30/2005	1,000,000	1,036,269
4.625%, 3/1/2007	1,000,000	1,072,164
Export Development Corp. of Canada, 4.0%, 8/1/2007	2,000,000	2,101,220
Financement Quebec, 5.0%, 10/25/2012	1,000,000	1,062,961
France Telecom, 8.75%, 3/1/2011	1,000,000	1,221,307
HSBC Bank PLC, 6.95%, 3/15/2011	1,000,000	1,184,336
HSBC Holding PLC, 7.5%, 7/15/2009	1,000,000	1,191,257
Hydro-Quebec, 8.0%, 2/1/2013	1,000,000	1,285,419
Inter-American Development Bank:
6.375%, 10/22/2007	1,000,000	1,132,174
8.4%, 9/1/2009	828,000	1,038,756
Kingdom of Spain, 7.0%, 7/19/2005	3,000,000	3,211,074
Korea Development Bank, 5.25%, 11/16/2006	1,000,000	1,067,150
Ontario Electricity Financial Corp.:
6.1%, 1/30/2008	750,000	842,093
7.45%, 3/31/2013	500,000	618,093
Providence of British Columbia, 5.375%, 10/29/2008	2,000,000	2,201,172
Providence of Manitoba, 7.5%, 2/22/2010	2,000,000	2,435,884
Province of Nova Scotia, 5.75%, 2/27/2012	3,000,000	3,358,947
Province of Ontario, 5.5%, 10/1/2008	1,000,000	1,105,101
Province of Quebec:
5.75%, 2/15/2009	1,000,000	1,115,295
7.0%, 1/30/2007	1,000,000	1,127,729
Province of Saskatchewan, 7.375%, 7/15/2013	1,000,000	1,247,997
Republic of Italy:
3.625%, 9/14/2007	1,000,000	1,035,028
5.375%, 6/15/2033	1,000,000	1,014,429
Republic of Korea, 8.875%, 4/15/2008	1,000,000	1,210,300
Santander Finance Issuances, 6.8%, 7/15/2005	1,500,000	1,597,111
Telecom Italia Capital:
144A, 4.0%, 11/15/2008	2,000,000	2,044,666
144A, 5.25%, 11/15/2013	2,000,000	2,062,476
The International Bank for Reconstruction and Development:
5.0%, 3/28/2006	1,000,000	1,065,045
6.625%, 8/21/2006	1,000,000	1,108,226
United Mexican States:
6.375%, 1/16/2013	2,000,000	2,166,000
8.3%, 8/15/2031	1,000,000	1,175,000
8.5%, 2/1/2006	2,000,000	2,226,000
Vodafone Group PLC, 7.75%, 2/15/2010	1,000,000	1,204,740
WMC Finance USA, 6.25%, 5/15/2033	300,000	314,197
Total Foreign Bonds - US$ Denominated (Cost $79,558,842)		84,375,614

US Government Agency Sponsored Pass-Thrus 32.4%
Federal Home Loan Mortgage Corp.:
4.5% with various maturities from 4/1/2018 until 8/1/2033	52,203,168	52,899,327
5.0% with various maturities from 11/1/2018 until 12/1/2033 (e)	85,117,372	96,230,691
5.5% with various maturities from 7/1/2016 until 12/1/2033(e)	56,374,673	57,844,837
6.0% with various maturities from 5/1/2016 until 12/1/2033 (e)	31,414,825	32,675,466
6.5% with various maturities from 10/1/2015 until 1/1/2033	25,263,445	26,563,183
7.0% with various maturities from 8/1/2015 until 10/1/2032	2,681,438	2,846,223
7.2%, 10/1/2006	8,319,951	9,141,546
7.5% with various maturities from 5/1/2024 until 11/1/2033	7,985,512	8,598,803
Federal National Mortgage Association:
3.25%, 11/15/2007	33,000,000	33,753,588
4.125%, 4/15/2014	1,700,000	1,671,314
4.5% with various maturities from 4/1/2018 until 11/1/2033	56,914,194	57,217,866
5.0% with various maturities from 9/1/2017 until 12/1/2033(e)	117,118,919	119,406,194
5.5% with various maturities from 4/1/2018 until 4/1/2034 (e)	136,733,484	140,655,087
6.0% with various maturities from 5/1/2016 until 12/1/2033(e)	83,371,061	87,100,554
6.5% with various maturities from 12/1/2015 until 7/1/2033	50,577,824	53,300,102
7.0% with various maturities from 2/1/2015 until 12/1/2032	37,738,577	40,072,893
7.5% with various maturities from 10/1/2026 until 7/1/2032	4,331,871	4,645,563
8.0% with various maturities from 5/1/2025 until 9/1/2027	1,692,343	1,845,829
Total US Government Agency Sponsored Pass-Thrus (Cost $816,710,086)		826,469,066

Collateralized Mortgage Obligations 16.9%
Amresco Commercial Mortgage Funding, "B", Series 1997-C1, 7.24%, 6/17/2029	5,300,000	5,943,981
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2003-T10, 4.74%, 3/13/2040	9,800,000	10,114,139
"A1", Series 2000-WF2, 7.11%, 10/15/2032	760,970	853,782
"A2", Series 2000-WF8, 7.78%, 2/15/2032	2,000,000	2,397,621
Bear Stearns Commercial Mortgage Securities, Inc.:
"A3", Series 2003-T12, 4.24%, 8/13/2039	6,500,000	6,653,302
"A4", Series 2003-T12, 4.68%, 8/13/2039	3,300,000	3,383,020
Bear Stearns Commerical Mortgage Securities, Inc.:
"A2", Series 2002-TOP8, 4.83%, 8/15/2038	2,170,000	2,262,352
"A1", Series 2000-WF1, 7.64%, 2/15/2032	92,600	102,241
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%, 10/15/2030	1,100,000	1,238,611
CDC Commerical Mortgage Trust, "A2", Series 2002-FX1, 5.676%, 11/15/2032	6,170,000	6,772,388
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-1, 6.56%, 5/18/2030	3,310,000	3,718,909
Commercial Mortgage Acceptance Corp.:
"A2", Series 1998-C2, 6.03%, 9/15/2030	7,610,000	8,382,796
"A2", Series 1999-C1, 7.03%, 6/15/2031	8,500,000	9,881,162
Commercial Mortgage Asset Trust:
"A1", Series 1999-C1, 6.25%, 1/17/2032	8,853,281	9,368,570
"A2", Series 1999-C2, 7.546%*, 11/17/2032	4,200,000	4,979,893
"A3", Series 1999-C2, 7.737%, 11/17/2032	5,510,000	6,766,215
CS First Boston Mortgage Securities Corp.:
"A3", Series 2004-C1, 4.321%, 1/15/2037	6,570,000	6,692,638
"A2", Series 2001-CF2, 5.935%, 2/15/2034	3,000,000	3,182,653
"A3", Series 2001-CF2, 6.238%, 2/15/2034	2,000,000	2,222,849
"A2", Series 2000-C1, 7.545%, 4/14/2062	5,600,000	6,670,541
DLJ Commercial Mortgage Corp.:
"A1B", Series 1998-CG1, 6.41%, 6/10/2031	5,985,000	6,729,889
"A1B", Series 1999-CG2, 7.3%, 6/10/2032	11,375,000	13,392,720
Federal National Mortgage Association, "C", Series 2002-M1, 6.17%, 2/25/2016	1,170,000	1,302,974
First Union - Lehman Brothers Commercial Mortgage, "A3", Series 1997-C2, 6.65%, 11/18/2029	10,260,000	11,408,315
First Union Commercial Mortgage Trust, "A2", Series 1999-C1, 6.07%, 10/15/2035	8,900,000	9,947,299
First Union National Bank Commercial Mortgage:
"A1", Series 1999-C4, 7.184%, 12/15/2031	999,497	1,068,003
"A2", Series 2000-C1, 7.841%, 5/17/2032	5,500,000	6,650,089
First Union-Lehman Brothers-Bank of America:
"A1", Series 1998-C2, 6.28%, 11/18/2035	156,456	163,323
"A2", Series 1998-C2, 6.56%, 11/18/2035	8,700,000	9,825,697
"D", Series 1998-C2, 6.778%, 11/18/2035	5,000,000	5,693,325
GE Capital Commercial Mortgage Corp., "A2", Series 2001-1, 6.531%, 5/15/2033	8,700,000	10,017,243
GMAC Commercial Mortgage Securities, Inc.:
"A1", Series 1998-C2, 6.15%, 5/15/2035	1,827,801	1,894,849
"A2", Series 1998-C2, 6.42%, 5/15/2035	12,170,000	13,726,876
"A2", Series 2001-C1, 6.465%, 4/15/2034	5,800,000	6,623,752
"A3", Series 1997-C1, 6.869%, 7/15/2029	11,313,613	12,554,934
"A2", Series 1999-C2, 6.945%, 9/15/2033	5,700,000	6,579,262
GS Mortgage Securities Corp. II, "A2", Series 1999-C1, 6.11%, 11/18/2030	9,000,000	10,009,021
Heller Finance Commercial Mortgage Asset Corp., "A2", Series 2000-PH1, 7.75%, 1/17/2034	5,500,000	6,592,831
JP Morgan Chase Commercial Mortgage Securities, "A2", Series 2004-C1, 4.302%, 1/15/2038	9,800,000	9,973,415
JP Morgan Chase Commercial Mortgage Securities Corp., "A4", Series 2003-PM1A, 5.326%, 8/12/2040	6,400,000	6,835,910
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	1,700,550	1,892,417
LB Commercial Conduit Mortgage Trust, "A1", Series 1999-C1, 6.41%, 6/15/2031	2,144,190	2,283,482
LB-UBS Commercial Conduit Mortgage Trust, "A1", Series 2000-C3, 7.95%, 7/15/2009	2,201,467	2,456,854
LB-UBS Commercial Mortgage Trust:
"A5", Series 2002-C4, 4.853%, 9/15/2031	2,170,000	2,267,627
"A4", Series 2002-C7, 4.96%, 12/15/2031	7,960,000	8,324,594
"A2", Series 2000-C3, 7.95%, 1/15/2010	5,000,000	6,068,294
LB-UBS Commercial Mortgage Trust, "A4", Series 2001-C2, 4.367%, 3/1/2036	9,900,000	9,948,902
Master Resecuritization Trust, "1", Series 2002-3, 5.0%, 9/26/2031	1,406,105	1,409,620
Merrill Lynch Mortgage Investors, Inc., "A3", Series 1996-C2, 6.96%, 11/21/2028	7,409,841	8,078,361
Morgan Stanley Capital I:
"A2", Series 2004-T13, 3.94%, 9/13/2045	10,000,000	10,146,546
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	6,450,000	6,694,748
"A4", Series 2003-T11, 5.15%, 6/13/2041	9,500,000	10,070,026
"A2", Series 1998-WF2, 6.54%, 7/15/2030	7,455,000	8,418,968
"A2", Series 1998-WF1, 6.55%, 3/15/2030	5,200,000	5,818,056
"A2", Series 1999-CAM1, 6.76%, 3/15/2032	1,427,227	1,556,533
"A4", Series 1999-CAM1, 7.02%, 3/15/2032	3,000,000	3,491,059
Morgan Stanley Dean Witter Capital, "A4", Series 2001-TOP5, 6.39%, 10/15/2035	2,635,000	3,020,771
Morgan Stanley Dean Witter Capital I:
"A2", Series 1003-TOP9, 4.74%, 11/13/2036	8,500,000	8,796,990
"A3", Series 2002-IQ2, 5.52%, 12/15/2035	4,420,000	4,829,914
"A3", Series 2001-IQA, 5.72%, 12/18/2032	6,610,000	7,287,544
"A2", Series 2002-TOP7, 5.98%, 1/15/2039	5,820,000	6,517,565
"A4", Series 2001-TOP3, 6.39%, 7/15/2033	6,890,000	7,896,524
Nationslink Funding Corp., "A2", Series 1998-2, 6.476%, 8/20/2030	8,800,000	9,944,116
Nomura Asset Securities Corp.:
"A1B", Series 1998-D6, 6.59%, 3/15/2030	6,000,000	6,807,186
"A1C", Series 1998-D6, 6.69%, 3/15/2030	3,300,000	3,865,357
PNC Mortgage Acceptance Corp.:
"A1B", Series 1999-CM1, 7.33%, 12/10/2032	8,005,000	9,401,047
"A1", Series 2000-C1, 7.52%, 7/15/2008	1,286,597	1,446,522
"A2", Series 2000-C1, 7.61%, 2/15/2010	4,200,000	4,995,112
Prudential Commercial Mortgage Trust, "A2", Series 2003-PWR1, 4.493%, 2/11/2036	3,700,000	3,750,444
Prudential Securities Corp., "A1B", Series 1998-C1, 6.506%, 7/15/2008	8,800,000	9,883,160
Vanderbilt Mortgage Finance, "A3", Series 2002-A, 5.58%, 3/7/2018	930,000	974,999
Total Collateralized Mortgage Obligations (Cost $422,148,143)		430,920,728

US Government Sponsored Agencies 2.5%
Federal Home Loan Mortgage Corp.:
4.5%, 1/15/2013	14,000,000	14,385,140
5.2%, 3/5/2019	2,000,000	2,043,208
6.25%, 7/15/2004	1,000,000	1,014,878
Federal National Mortgage Association:
6.125%, 3/15/2012	12,400,000	14,207,845
6.375%, 6/15/2009	27,300,000	31,457,763
Total US Government Sponsored Agencies (Cost $61,006,191)		63,108,834

Government National Mortgage Association 5.1%
Government National Mortgage Association:
5.0% with various maturities from 1/20/2033 until 12/1/2033 (e)	23,106,008	23,279,873
5.5% with various maturities from 5/15/2033 until 3/20/2034 (e)	49,923,071	51,366,168
6.0% with various maturities from 1/20/2033 until 1/20/2034	23,492,542	24,533,763
6.5% with various maturities from 10/15/2031 until 12/1/2033 (e)	24,335,286	25,687,733
7.0% with various maturities from 1/15/2030 until 9/15/2032	3,019,351	3,216,734
7.5% with various maturities from 6/15/2026 until 9/15/2032	1,528,194	1,643,433
Total Government National Mortgage Association (Cost $129,353,130)		129,727,704

Other 7.8%
Scudder High Income Plus Fund (b) (Cost $180,248,261)	26,226,070	198,793,611

US Government Backed 6.9%
US Treasury Bills:
0.89%*, 4/22/2004 (d)	14,200,000	14,192,876
0.89%*, 4/29/2004 (d)	5,300,000	5,296,290
US Treasury Bond, 5.0%, 2/15/2011	1,100,000	1,213,781
US Treasury Note:
1.125%, 6/30/2005	500,000	4,994,530
1.50%, 2/28/2005	630,000	632,166
1.50%, 7/31/2005	23,560,000	23,637,300
1.625%, 1/31/2005	325,000	326,409
1.625%, 9/30/2005	13,600,000	13,661,622
1.875%, 1/31/2006	5,440,000	5,476,127
2.0%, 8/31/2005	28,730,000	29,015,059
2.25%, 2/15/2007	2,600,000	2,622,142
2.375%, 8/15/2006	6,025,000	6,113,730
2.625%, 11/15/2006	35,020,000	35,709,474
2.625%, 3/15/2009	6,400,000	6,398,496
3.25%, 1/15/2009	1,200,000	1,227,422
4.0%, 2/15/2014	7,100,000	7,193,188
4.25%, 11/15/2013	6,500,000	6,723,691
5.75%, 8/15/2010	10,100,000	11,596,062
6.5%, 8/15/2005	860,000	921,074
Total US Government Backed (Cost $175,218,275)		176,951,439

	Shares	Value ($)

Cash Equivalents 14.1%
Scudder Cash Management QP Trust, 1.10% (b) (Cost $358,533,572)	358,533,572	358,533,572

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,834,714,001) (a)	114.1	2,911,629,726

Wrapper Agreements (c)
Bank of America NA (Book Value $524,793,120; crediting rate 5.8%)		(29,225,792)
CDC Financial Products, Inc. (Book Value $429,093,232; crediting rate 6.23%)		(32,054,478)
JP Morgan Chase Bank (Book Value $267,542,731; crediting rate 5.81%)		(14,961,525)
Prudential Insurance Co. of America (Book Value $304,238,196; crediting rate 5.24%)		(11,926,805)
Royal Bank of Canada (Book Value $238,526,246; crediting rate 5.01%)		(8,083,330)
Security Life of Denver Insurance Co. (Book Value $521,519,302; crediting rate 5.37%)		(22,927,051)
Transamerica Life Insurance & Annuity Co. (Book Value $223,084,358; crediting rate 6.79%)		(16,902,601)
Total Wrapper Agreements	(5.3)	(136,081,582)
Other Assets and Liabilities, Net	(8.8)	(223,321,071)
Net Assets	100.0	2,552,227,073

* Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $2,834,727,779. At March 31, 2004, net unrealized appreciation for all securities based on tax cost was $76,901,947. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $89,005,857 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,103,910.
(b) Scudder High Income Plus Fund is also managed by Deutsche Asset Management, Inc. Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown for Scudder Cash Management QP Trust is the annualized seven-day yield at period end.
(c) Each Wrapper Agreement obligates the wrapper provider to maintain the Book Value of the portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events. The crediting rate shown is as of March 31, 2004.
(d) At March 31, 2004, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.
(e) When issued or forward delivery pools included (see Notes to Financial Statements).

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At March 31, 2004, open futures contracts sold were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
UK Treasury Bond	6/28/2004	1,114	222,685,322	222,753,320	(67,998)
Japan 10 year Bond	6/30/2004	146	194,166,864	193,034,075	1,132,789
US Treasury Bond	6/21/2004	506	56,693,036	57,715,625	(1,022,589)
US Treasury 10 year Note	6/21/2004	577	65,592,341	66,589,406	(997,065)
US Treasury 5 year Note	6/21/2004	2,308	259,068,131	262,102,250	(3,034,119)
US Treasury 2 year Note	6/29/2004	1,604	343,916,439	345,135,689	(1,219,250)
Total net unrealized depreciation on open futures contracts					(5,208,232)

At March 31, 2004, open futures contracts purchased were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Australia 10 year Bond	6/15/2004	338	26,945,844	26,776,902	(168,942)
Canada 10 year Bond	6/21/2004	1,366	115,293,578	116,139,882	846,304
Germany 10 year Bond	6/8/2004	1,855	260,674,470	264,594,230	3,919,760
US Treasury 10 year Note	6/21/2004	482	55,276,788	55,761,806	485,018
Total net unrealized appreciation on open futures contracts					5,082,140

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The "aggregate face value" presented above represents the Portfolio's total exposure in such contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $2,295,932,168)	$ 2,354,302,543
Investment in Scudder High Income Plus Fund (cost $180,248,261)	198,793,611
Investment in Scudder Cash Management QP Trust (cost $358,533,572)	358,533,572
Total investments in securities, at value (cost $2,834,714,001)	2,911,629,726
Cash	20,130
Receivable for investments sold	31,936,802
Dividends receivable	496,296
Interest receivable	15,633,561
Receivable for daily variation margin on open futures contracts	22,607,039
Unrealized appreciation on forward currency exchange contracts	4,214,589
Other assets	43,955
Total assets	2,986,582,098
Liabilities
Payable for investments purchased	33,939,449
Payable for when-issued and forward delivery securities	244,813,567
Wrapper agreements	136,081,582
Payable for daily variation margin on open futures contracts	11,024,863
Unrealized depreciation on forward currency exchange contracts	5,957,584
Accrued advisory fee	668,634
Other accrued expenses and payables	1,869,346
Total liabilities	434,355,025
Net assets, at value	$ 2,552,227,073

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2004 (Unaudited)
Investment Income
Income: Interest	$ 49,391,397
Credit rate income	6,591,235
Mortgage dollar roll income	340,719
Dividends from affiliated investment companies	9,474,724
Total Income	65,798,075
Expenses: Advisory fee	7,991,542
Wrapper fees	2,672,402
Administrator service fee	636,293
Auditing	24,850
Legal	8,234
Trustees' fees and expenses	44,900
Other	35,478
Total expenses, before expense reductions	11,413,699
Expense reductions	(1,229,423)
Total expenses, after expense reductions	10,184,276
Net investment income	55,613,799
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	15,289,872
Futures	(4,100,857)
Foreign currency related transactions	51,743,799
62,932,814
Net unrealized appreciation (depreciation) during the period on: Investments	13,564,536
Futures	(5,411,353)
Foreign currency related transactions	(12,662,690)
Wrapper agreements	(58,764,026)
(63,273,533)
Net gain (loss) on investments	(340,719)
Net increase (decrease) in net assets resulting from operations	$ 55,273,080

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2004 (Unaudited)	Year Ended September 30, 2003
Operations: Net investment income	$ 55,613,799	$ 78,204,123
Net realized gain (loss) on investment transactions	62,932,814	13,411,488
Net unrealized appreciation (depreciation) on investments, futures and foreign currency related transactions during the period	(4,509,507)	40,861,879
Net unrealized appreciation (depreciation) on wrapper agreements during the period	(58,764,026)	(56,209,367)
Net increase (decrease) in net assets resulting from operations	55,273,080	76,268,123
Capital transactions in shares of beneficial interest: Proceeds from capital invested	214,034,853	1,718,325,126
Value of capital withdrawn	(171,096,214)	(351,572,336)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	42,938,639	1,366,752,790
Increase (decrease) in net assets	98,211,719	1,443,020,913
Net assets at beginning of period	2,454,015,354	1,010,994,441
Net assets at end of period	$ 2,552,227,073	$ 2,454,015,354

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2004[a]	2003	2002	2001	2000	1999[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,552	2,454	1,011	227	201	26
Ratio of expenses before expense reductions (%)	.90*	.88	.93	1.01	.99	1.41*
Ratio of expenses after expense reductions (%)	.80*	.80	.80	.80	.35	.49*
Ratio of net investment income (%)	4.36*	4.31	5.21	6.37	7.33	6.47*
Portfolio turnover rate (%)	112c*	244	62	13	-[d]	149
Total Investment Return (%)[e]	2.18**	4.33	5.53	6.58	7.30	4.61**
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period December 23, 1998 (commencement of operations) to September 30, 1999.
[c] The portfolio turnover rate including mortgage dollar roll transactions was 143% for the period ended March 31, 2004.
[d] Less than 1%.
[e] Total investment return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

PreservationPlus Income Portfolio ("PreservationPlus Income Portfolio" or the "Portfolio") is a diversified series of Scudder Investment Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value of the Wrapper Agreements and Market Value (plus accrued interest on the underlying securities) of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

When-Issued/Delayed Delivery Securities. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. The credit rate income is accrued daily and represents the difference between actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the Book Value of the Wrapper Agreements multiplied by the credit rate as determined pursuant to the Wrapper Agreements.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses (including Wrapper Agreements) from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended March 31, 2004, purchase and sales of investment securities (excluding short-term instruments, US Treasury obligations and mortgage dollar roll transactions) aggregated $1,326,288,939 and $1,059,170,665, respectively. Purchases and sales of US Treasury obligations aggregated $184,596,204 and $300,057,136, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $372,487,656 and $371,645,938, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.70% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. These fees are not charged on assets invested in Cash Management Fund Institutional. These fees are reduced to 0.10% on assets invested in Scudder High Income Plus Fund.

For the six months ended March 31, 2004, the Advisor and Administrator maintained the annualized expenses of the Portfolio including the annual premiums on Wrapper Agreements at not more than 0.80% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the six months ended March 31, 2004, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $1,229,423 and the amount imposed aggregated $6,762,119, which was equivalent to an annual effective rate of 0.53% of the Portfolio's average net assets.

Administrator Service Fee. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2004, the Administrator Service Fee was $636,293, of which $107,584 is unpaid at March 31, 2004.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the six months ended March 31, 2004 totaled $511,903.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Scudder High Income Plus Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Scudder High Income Plus Fund. Distributions from Scudder High Income Plus Fund to the Portfolio for the six months ended March 31, 2004 totaled $8,330,190.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust'') and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust. Distributions from Scudder Cash Management QP Trust to the Portfolio for the six months ended March 31, 2004 totaled $632,631.

D. Forward Foreign Currency Commitments

As of March 31, 2004, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Appreciation
USD	30,932,571	CAD	40,599,000	4/6/2004	$ 50,497
USD	47,376,312	CHF	60,672,000	4/6/2004	507,653
USD	10,526,255	GPB	5,815,000	4/6/2004	170,220
USD	2,295,199	NZD	3,559,000	4/6/2004	70,503
AUD	103,082,000	USD	78,643,835	4/6/2004	66,164
EUR	117,869,000	USD	145,868,781	4/6/2004	1,002,297
GPB	150,392,000	USD	276,784,445	4/6/2004	143,992
JPY	3,550,956,000	USD	34,114,613	4/6/2004	24,386
USD	37,296,059	JPY	4,085,000,000	4/6/2004	1,921,149
NZD	11,028,000	USD	7,586,051	4/6/2004	255,633
USD	34,111,379	JPY	3,550,956,000	5/7/2004	2,095
Total unrealized appreciation					$ 4,214,589

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized (Depreciation)
USD	32,758,988	CHF	41,466,000	4/6/2004	$ (32,912)
USD	165,598,815	EUR	134,526,000	4/6/2004	(260,103)
USD	4,983,989	NZD	7,469,000	4/6/2004	(19,272)
USD	110,881,637	AUD	144,317,000	4/6/2004	(871,221)
AUD	41,235,000	USD	30,301,540	4/6/2004	(1,131,206)
CAD	17,446,000	USD	12,989,546	4/5/2004	(324,344)
CAD	23,153,000	USD	17,214,638	4/5/2004	(454,541)
CHF	102,138,000	USD	79,930,507	4/6/2004	(679,533)
EUR	16,657,000	USD	20,344,360	4/6/2004	(127,868)
USD	267,622,147	GPB	144,577,000	4/6/2004	(1,678,169)
JPY	534,044,000	USD	4,944,440	4/6/2004	(182,540)
CHF	41,466,000	USD	32,779,447	5/4/2004	(47,868)
EUR	134,526,000	USD	165,466,980	5/4/2004	(148,007)
Total unrealized depreciation					$ (5,957,584)

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	USD	US Dollars

E. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by JP Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Wrapper Agreements

The Portfolio enters into Wrapper Agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid.

A Wrapper Agreement obligates the wrapper provider to maintain the "Book Value" of the securities covered by the Wrapper Agreement (the "covered assets") up to specified amounts, under certain circumstances. Book Value of the covered assets is generally deposits, plus interest accrued at a crediting rate established under the Wrapper Agreement, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreement). In general, if the Book Value of the Wrapper Agreement exceeds the market value of the covered assets (including accrued interest), the wrapper provider becomes obligated to pay the difference to the Portfolio in the event of shareholder redemptions. On the other hand, if the Book Value of the Wrapper Agreement is less than the market value of the covered assets (including accrued interest), the Portfolio becomes obligated to pay the difference to the wrapper provider in the event of shareholder redemptions. The circumstances under which payments are made and the timing of payments between the Portfolio and the wrapper providers may vary based on the terms of the Wrapper Agreements. At March 31, 2004, approximately 67% (based on Book Value) of the Portfolio's Wrapper Agreements generally require that payments to or from the wrapper provider do not arise until withdrawals exceed a specified percentage (ranging from 35% to 50%) of the covered assets and approximately 33% of the Portfolio's Wrapper Agreements generally require that payments to or from the wrapper provider do not arise until all of the covered assets have been liquidated, after which time payment covering the difference between Book Value and covered market value will occur. There were no such payments to or from the wrapper providers during the six months ended March 31, 2004.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.

G. Wrapper Agreement Valuation

The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by "stable value" mutual funds including this Portfolio. In the event that the commissioners of the Securities and Exchange Commission determine that the valuation method currently utilized by "stable value" mutual funds is no longer an acceptable practice, and wrapper contracts should be valued based on their probable cash flows, the fair value of the Wrapper Agreements would be different. To the extent that the Wrapper Agreements are valued as a payable/receivable under the current method, the change would result in an increase/decrease in net assets. At March 31, 2004, the Wrapper Agreements had a fair value of $136,275,362, which the Portfolio reflected as a payable to the wrapper providers.

H. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A and C and Investment Class

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class C	Investment Class
Nasdaq Symbol	PPIAX	PPLCX	DBPIX
CUSIP Number	81111R 742	81111R 734	81111R 759
Fund Number	418	718	822

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial  Officers  concluded that the Registrant's
Disclosure  Controls and Procedures are effective based on the evaluation of the
Disclosure  Controls  and  Procedures  as of a date within 90 days of the filing date of this report.

Fund management has previously  identified a significant  deficiency relating to the  overall  fund  expense  payment and accrual  process.  This matter  relates primarily to a bill payment  processing  issue.  There was no material impact to shareholders,  fund net asset  value,  fund  performance  or the accuracy of any fund's  financial  statements.  Fund  management  discussed this matter with the
Registrant's Audit Committee and auditors,  instituted  additional procedures to enhance its internal controls and will continue to develop  additional  controls and redesign work flow to strengthen the overall control environment  associated with the processing and recording of fund expenses.

(b)  There  have been no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the filing period that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Preservation Plus Income Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Preservation Plus Income Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------